Note 4 - Mortgage Note Receivable (Details Textual) - USD ($)	Jan. 21, 2016	Dec. 31, 2019
Proceeds from Sale of Property Held-for-sale	$ 10,000
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate, Face Amount of Mortgages	265,000	$ 129,657
Mortgage Loans on Real Estate, Monthly Payment	$ 3,653
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate, Interest Rate	4.25%